Label	Element	Value
Managed Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED JULY 1, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2020

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund prospectus dated May 1, 2020 for Class D, Class I and Class P Shares (the “Prospectus”), and must be preceded or accompanied by the Prospectus. This supplement applies to the Inflation Managed Portfolio and Managed Bond Portfolio only. The changes within this supplement will be effective August 1, 2020. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Managed Bond Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Managed Bond Portfolio — The Annual Fund Operating Expenses table is deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2022
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	In addition, the Example table subsection is deleted and replaced with the following: shares at the end of each period
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the Principal Investment Strategies subsection, the first and second paragraphs are deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in debt instruments, including instruments with characteristics of debt instruments (such as derivatives). The debt instruments in which the Fund principally invests are medium to high quality investment grade debt securities with varying terms to maturity (the period of time until final payment is due). The debt instruments in which the Fund invests include those issued by the U.S. government or its agencies; mortgage-related securities; asset-backed securities; commercial paper and other money market instruments; debt securities issued by foreign governments in developed countries or their agencies; debt securities issued by U.S. and foreign companies in developed countries; and convertible securities and inflation-indexed debt securities.

The Fund may invest up to 20% of its assets in securities of developed market foreign issuers that are denominated in foreign currencies, although the Fund will normally limit its foreign currency exposure from these foreign currency denominated securities and currencies to 10% of its assets.  To maintain this 10% limit, the sub-adviser will hedge back any foreign currency denominated investments exceeding this 10% limit into U.S. dollars by using foreign currency derivatives such as foreign currency futures, options and forwards. The Fund may invest beyond the above limits in U.S. dollar-denominated securities of developed market foreign issuers.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In the Principal Risks subsection, Emerging Markets Risk and High Yield/High Risk or “Junk” Securities Risk are deleted.
Managed Bond Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.36%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	551
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,223
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	316
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	551
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,223
Managed Bond Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component2OtherExpensesOverAssets	0.36%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	253
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	442
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	988
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	253
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	442
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 988

[1]	PLFA has agreed to waive 0.015% of its management fee through April 30, 2022. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser.